S-K 1602(c) Dilution	May 31, 2026 USD ($) $ / shares shares
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.37
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.36
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.64
Net Tangible Book Value, Adjusted | $	$ 99,497,504
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	13,509,833
No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.38
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.37
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.63
Net Tangible Book Value, Adjusted | $	$ 114,347,504
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	15,517,333
Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.82
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.81
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.19
Net Tangible Book Value, Adjusted | $	$ 75,873,128
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,147,395
Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.82
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.81
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.19
Net Tangible Book Value, Adjusted | $	$ 87,010,628
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	12,783,645
Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.96
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.95
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.05
Net Tangible Book Value, Adjusted | $	$ 52,248,752
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,784,958
Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.95
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.94
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.06
Net Tangible Book Value, Adjusted | $	$ 59,673,752
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	10,049,958
Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4.47
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.46
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.54
Net Tangible Book Value, Adjusted | $	$ 28,624,377
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,422,520
Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4.43
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.42
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.58
Net Tangible Book Value, Adjusted | $	$ 32,336,877
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,316,270
Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	1.24
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	1.23
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 8.77
Net Tangible Book Value, Adjusted | $	$ 5,000,001
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,060,083
Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	1.1
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	1.09
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 8.91
Net Tangible Book Value, Adjusted | $	$ 5,000,001
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,582,583
Net Tangible Book Value Deficit Before This Offering [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value | $	$ (27,496)
Net Tangible Book Value Deficit Before This Offering [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value | $	(27,496)
Net Tangible Book Value Deficit Before This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value | $	(27,496)
Net Tangible Book Value Deficit Before This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value | $	(27,496)
Net Tangible Book Value Deficit Before This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value | $	(27,496)
Net Tangible Book Value Deficit Before This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value | $	(27,496)
Net Tangible Book Value Deficit Before This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value | $	(27,496)
Net Tangible Book Value Deficit Before This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value | $	(27,496)
Net Tangible Book Value Deficit Before This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value | $	(27,496)
Net Tangible Book Value Deficit Before This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value | $	(27,496)
Net Proceeds From This Offering And The Sale Of Private Units [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	100,500,000	[1]
Net Proceeds From This Offering And The Sale Of Private Units [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	115,500,000	[1]
Net Proceeds From This Offering And The Sale Of Private Units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	100,500,000	[1]
Net Proceeds From This Offering And The Sale Of Private Units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	115,500,000	[1]
Net Proceeds From This Offering And The Sale Of Private Units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	100,500,000	[1]
Net Proceeds From This Offering And The Sale Of Private Units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	115,500,000	[1]
Net Proceeds From This Offering And The Sale Of Private Units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	100,500,000	[1]
Net Proceeds From This Offering And The Sale Of Private Units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	115,500,000	[1]
Net Proceeds From This Offering And The Sale Of Private Units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	100,500,000	[1]
Net Proceeds From This Offering And The Sale Of Private Units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	115,500,000	[1]
Plus: Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	25,000
Plus: Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	25,000
Plus: Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	25,000
Plus: Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	25,000
Plus: Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	25,000
Plus: Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	25,000
Plus: Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	25,000
Plus: Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	25,000
Plus: Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	25,000
Plus: Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	25,000
Less: Deferred Underwriting Commission [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(1,000,000)
Less: Deferred Underwriting Commission [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(1,150,000)
Less: Deferred Underwriting Commission [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(1,000,000)
Less: Deferred Underwriting Commission [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(1,150,000)
Less: Deferred Underwriting Commission [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(1,000,000)
Less: Deferred Underwriting Commission [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(1,150,000)
Less: Deferred Underwriting Commission [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(1,000,000)
Less: Deferred Underwriting Commission [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(1,150,000)
Less: Deferred Underwriting Commission [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(1,000,000)
Less: Deferred Underwriting Commission [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(1,150,000)
Less: Redemptions [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Redemptions [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(23,624,376)
Less: Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(27,336,876)
Less: Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(47,248,752)
Less: Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(54,673,752)
Less: Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(70,873,127)
Less: Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(82,010,627)
Less: Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(94,497,503)
Less: Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	$ (109,347,503)
Ordinary Shares Outstanding Prior To This Offering [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Ordinary Shares Outstanding Prior To This Offering [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Ordinary Shares Outstanding Prior To This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Ordinary Shares Outstanding Prior To This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Ordinary Shares Outstanding Prior To This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Ordinary Shares Outstanding Prior To This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Ordinary Shares Outstanding Prior To This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Ordinary Shares Outstanding Prior To This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Ordinary Shares Outstanding Prior To This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Ordinary Shares Outstanding Prior To This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	(500,000)
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	(500,000)
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	(500,000)
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	(500,000)
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	(500,000)
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares
Ordinary Shares Offered [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	10,000,000
Ordinary Shares Offered [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,500,000
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	10,000,000
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,500,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	10,000,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,500,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	10,000,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,500,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	10,000,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,500,000
Private Shares [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	176,500
Private Shares [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	184,000
Private Shares [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	176,500
Private Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	184,000
Private Shares [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	176,500
Private Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	184,000
Private Shares [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	176,500
Private Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	184,000
Private Shares [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	176,500
Private Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	184,000
Less: Ordinary Shares Redeemed [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares
Less: Ordinary Shares Redeemed [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares
Less: Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	(2,362,438)
Less: Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	(2,733,688)
Less: Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	(4,724,875)
Less: Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	(5,467,375)
Less: Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	(7,087,313)
Less: Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	(8,201,063)
Less: Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	(9,449,750)
Less: Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	(10,934,750)

[1]	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our initial shareholders, directors, executive officers, advisors or their respective affiliates may purchase shares in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per unit. See “Proposed Business — Permitted Purchases of Our Securities.”